Other income (Tables)	3 Months Ended
Jun. 30, 2019
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 5 Other income

	For the quarter ended			Year-to-date
USD million	30.6.19	31.3.19	30.6.18	30.6.19	30.6.18
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries[1]	10	1	(1)	11	(1)
Net gains / (losses) from disposals of investments in associates	0	4	0	4	0
Share of net profits of associates and joint ventures	10	15	15	25	31
Impairments related to associates	(1)	0	0	(1)	0
Total	20	19	14	39	30
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	1	1	0	2	0
Net gains / (losses) from disposals of financial assets measured at amortized cost	0	0	(1)	0	0
Income from properties[2]	7	7	6	13	13
Net gains / (losses) from disposals of properties held for sale	7	0	0	7	0
Other	70	22	24	92	43
Total other income	105	49	44	154	86
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to disposed foreign subsidiaries and branches. 2 Includes rent received from third parties.